Accounts receivable	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
(a)Accounts receivable

As at (millions)	2024	2023
Accounts receivable – billed	$194	$278
Accounts receivable – unbilled	240	194
Other receivables	28	28
	462	500
Allowance for doubtful accounts	(8)	(2)
Total	$454	$498
The following table presents an analysis of the age of customer accounts receivable. Any late payment charges are levied at a negotiated rate on outstanding non-current customer account balances.

As at (millions)	2024	2023
Customer accounts receivable – billed, net of allowance for doubtful accounts
Less than 30 days past billing date	$123	$174
30-60 days past billing date	52	78
61-90 days past billing date	8	11
More than 90 days past billing date	3	13
	186	276
Accounts receivable – unbilled	240	194
Other receivables	28	28
Total	$454	$498
We maintain allowances for lifetime expected credit losses related to doubtful accounts. Economic conditions (including forward-looking macroeconomic data), historical information (including credit agency reports, if available), reasons for the accounts being past due and line of business from which the customer accounts receivable arose are all considered when determining whether to make allowances for past-due accounts. The same factors are considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable. The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable over a specific balance threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable balances are written off directly to bad debt expense.
The following table presents a summary of the activity related to our allowance for doubtful accounts:

Years Ended December 31 (millions)	2024	2023
Balance, beginning of year	$2	$1
Additions	6	1
Balance, end of year	$8	$2

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The following table presents a summary of the activity related to our allowance for doubtful accounts:

Years Ended December 31 (millions)	2024	2023
Balance, beginning of year	$2	$1
Additions	6	1
Balance, end of year	$8	$2